Employee Benefits (Summary of Remeasurement of Defined Benefit Plans) (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Principal Pension Plans [Member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurement gains (losses) - financial	$ 15	$ (1,155)
Remeasurement gains (losses) - demographic	0	0
Remeasurement gains (losses) - experience	(107)	(92)
Remeasurement gains (losses) - return on plan assets less interest income	42	986
Changes in asset limitation and minimum funding requirement	0	206
Total	(50)	(55)
Principal post-retirement benefit plan [Member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurement gains (losses) - financial	(5)	(40)
Remeasurement gains (losses) - demographic	0	0
Remeasurement gains (losses) - experience	1	0
Remeasurement gains (losses) - return on plan assets less interest income	0	0
Changes in asset limitation and minimum funding requirement	0	0
Total	(4)	(40)
Other pension plans [Member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurement gains (losses) - financial	(16)	(220)
Remeasurement gains (losses) - demographic	14	1
Remeasurement gains (losses) - experience	29	(20)
Remeasurement gains (losses) - return on plan assets less interest income	38	177
Changes in asset limitation and minimum funding requirement	(4)	35
Total	$ 61	$ (27)